Financial Risk Management - Schedule of Company’s Financial Assets (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Company’s Financial Assets [Line Items]
Gross carrying amount	$ 12,624,488		RM 51,533,160	RM 30,052,854
Trade Receivables [Member]
Schedule of Company’s Financial Assets [Line Items]
12-month or lifetime ECL	Lifetime ECL (Simplified)	Lifetime ECL (Simplified)
Gross carrying amount			7,312,693	6,274,545
Loss allowance			(131,305)	(141,849)
Net carrying amount (in Dollars)	$ 1,759,282	$ 1,502,375	7,181,388	6,132,696
Other Receivables [Member]
Schedule of Company’s Financial Assets [Line Items]
12-month or lifetime ECL	12-month ECL	12-month ECL
Gross carrying amount			25,638,629	196,471
Loss allowance
Net carrying amount (in Dollars)	$ 6,280,899	$ 48,131	RM 25,638,629	RM 196,471